Equity - Schedule of shareholders in percent (Detail)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	100.00%	100.00%
% economic participation	100.00%	100.00%
David Neeleman [Member]
Disclosure of classes of share capital [line items]
% economic participation	4.50%	4.50%
Acionistas trip [Member]
Disclosure of classes of share capital [line items]
% economic participation	2.90%	5.00%
United Airlines Inc [Member]
Disclosure of classes of share capital [line items]
% economic participation	5.40%	7.80%
Other shareholders [Member]
Disclosure of classes of share capital [line items]
% economic participation	87.10%	82.60%
Treasury shareholder [Member]
Disclosure of classes of share capital [line items]
% economic participation	0.10%	0.10%
Common shares | David Neeleman [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	67.00%	67.00%
Common shares | Acionistas trip [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	33.00%	33.00%
Common shares | United Airlines Inc [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.00%	0.00%
Common shares | Other shareholders [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.00%	0.00%
Common shares | Treasury shareholder [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.00%	0.00%
Preferred shares | David Neeleman [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	2.20%	2.20%
Preferred shares | Acionistas trip [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	1.80%	4.00%
Preferred shares | United Airlines Inc [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	5.50%	8.00%
Preferred shares | Other shareholders [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	90.40%	85.70%
Preferred shares | Treasury shareholder [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.10%	0.10%